CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fixed assets, accumulated depreciation (in Dollars)	$ 1,572	$ 0
Convertible notes payable, discount (in Dollars)	$ 756,795	$ 646,888
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	155,381,183	81,268,443
Common stock, shares outstanding	155,381,183	81,268,443
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	4,800	0
Preferred stock, shares outstanding	4,800	0
Series X Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	26,227	26,227
Preferred stock, shares outstanding	26,227	26,227